AIF STAT SUP-1 091813
Statutory Prospectus Supplement dated September 18, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Emerging Markets Equity Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Endeavor Fund
Invesco China Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco Premium Income Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Select Companies Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND - Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Jack Deino	Portfolio Manager	2010
Joseph Portera	Portfolio Manager	2013”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers - Invesco Emerging Market Local Currency Debt Fund” in the prospectus:
•	“Jack Deino, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2006.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, Mr. Portera was a Managing Director and lead Portfolio Manager at Hartford Investment Management. Prior to 2009, Mr. Portera was a senior member of the Global Fixed Income investment platform at Mackay Shields.”
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO PREMIUM INCOME FUND - Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Global Asset Allocation Team
Scott Wolle	Portfolio Manager (lead)	2011
Mark Ahnrud	Portfolio Manager	2011
Chris Devine	Portfolio Manager	2011
Scott Hixon	Portfolio Manager	2011
Christian Ulrich	Portfolio Manager	2011
Emerging Markets Debt Team
Jack Deino	Portfolio Manager	2011
Joseph Portera	Portfolio Manager	2013
High Yield Debt Team
Darren Hughes	Portfolio Manager	2011
Scott Roberts	Portfolio Manager	2011
Preferred Equity Team
Peter Hubbard	Portfolio Manager	2011
Jeffrey Kernagis	Portfolio Manager	2011”
AIF STAT SUP-1 091813

AIF STAT SUP-1 091813
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT - Portfolio Managers” in the prospectus:
“The portfolio managers for Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco International Total Return Fund, Invesco Premium Income Fund and Invesco Select Companies Fund are jointly and primarily responsible for the day-to-day management of each respective Fund’s portfolio.
     Investment decisions for Invesco China Fund are made by the investment management team at Invesco Hong Kong.
     Investment decisions for Invesco Endeavor Fund and Invesco Select Companies Fund are made by the investment management team at Invesco Canada.
     Investment decisions for Invesco International Total Return Fund are made by the investment management team at Invesco Asset Management.
     Investment decisions for Invesco Premium Income Fund are made by the investment management teams at Invesco and Invesco PowerShares Capital Management.
     The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers - Invesco Premium Income Fund” in the prospectus:
“Global Asset Allocation Team
•	Scott Wolle, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

•	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1998.

•	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1994.

•	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.
Emerging Markets Debt Team
•	Jack Deino, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2006.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, Mr. Portera was a Managing Director and lead Portfolio Manager at Hartford Investment Management. Prior to 2009, Mr. Portera was a senior member of the Global Fixed Income investment platform at Mackay Shields.
High Yield Debt Team
•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.
Preferred Equity Team
•	Peter Hubbard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2005.

•	Jeffrey Kernagis, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2007. From 2005 to 2007, he was a portfolio manager at Claymore Securities, Inc.”
AIF STAT SUP-1 091813

PIN-STAT SUP-1 091813
Statutory Prospectus Supplement dated September 18, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Premium Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Global Asset Allocation Team
Scott Wolle	Portfolio Manager (lead)	2011
Mark Ahnrud	Portfolio Manager	2011
Chris Devine	Portfolio Manager	2011
Scott Hixon	Portfolio Manager	2011
Christian Ulrich	Portfolio Manager	2011
Emerging Markets Debt Team
Jack Deino	Portfolio Manager	2011
Joseph Portera	Portfolio Manager	2013
High Yield Debt Team
Darren Hughes	Portfolio Manager	2011
Scott Roberts	Portfolio Manager	2011
Preferred Equity Team
Peter Hubbard	Portfolio Manager	2011
Jeffrey Kernagis	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
“Investment decisions for the Fund are made by the investment management teams at Invesco and Invesco PowerShares Capital Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Global Asset Allocation Team
•	Scott Wolle, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

•	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1998.

•	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1994.

•	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.
PIN- STAT SUP-1 091813

PIN-STAT SUP-1 091813
Emerging Markets Debt Team
•	Jack Deino, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2006.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, Mr. Portera was a Managing Director and lead Portfolio Manager at Hartford Investment Management. Prior to 2009, Mr. Portera was a senior member of the Global Fixed Income investment platform at Mackay Shields.
High Yield Debt Team
•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.
Preferred Equity Team
•	Peter Hubbard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2005.

•	Jeffrey Kernagis, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2007. From 2005 to 2007, he was a portfolio manager at Claymore Securities, Inc.
     The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, asset class allocations and other portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
PIN- STAT SUP-1 091813

EMLCD STAT SUP-1 091813
Statutory Prospectus Supplement dated September 18, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Emerging Market Local Currency Debt Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Jack Deino	Portfolio Manager	2010
Joseph Portera	Portfolio Manager	2013”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Jack Deino, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2006.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, Mr. Portera was a Managing Director and lead Portfolio Manager at Hartford Investment Management. Prior to 2009, Mr. Portera was a senior member of the Global Fixed Income investment platform at Mackay Shields.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
EMLCD STAT SUP-1 091813